Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000105241 | 258620301 | DoubleLine Core Fixed Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000105241 | 258620863 | DoubleLine Low Duration Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000105241 | NOMU WNTN_20250816_L_USB | Nomura WNTN Shares
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000105241 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000105241 | NOMUWNTN2_20250816_L_USB | Nomura WNTN TRND Shares
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105241 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	8.10%
C000105241 | Fixed Income - Other258620301
Holdings [Line Items]
Percent of Total Investments	72.50%
C000105241 | Equity OptionNOMU WNTN_20250816_L_USB
Holdings [Line Items]
Percent of Total Investments	19.40%
C000105241 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000105241 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000105241 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.80%
C000105242 | 258620301 | DoubleLine Core Fixed Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000105242 | 258620863 | DoubleLine Low Duration Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000105242 | NOMU WNTN_20250816_L_USB | Nomura WNTN Shares
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000105242 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000105242 | NOMUWNTN2_20250816_L_USB | Nomura WNTN TRND Shares
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105242 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	8.10%
C000105242 | Fixed Income - Other258620301
Holdings [Line Items]
Percent of Total Investments	72.50%
C000105242 | Equity OptionNOMU WNTN_20250816_L_USB
Holdings [Line Items]
Percent of Total Investments	19.40%
C000105242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000105242 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000105242 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.80%
C000105243 | 258620301 | DoubleLine Core Fixed Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000105243 | 258620863 | DoubleLine Low Duration Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000105243 | NOMU WNTN_20250816_L_USB | Nomura WNTN Shares
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000105243 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000105243 | NOMUWNTN2_20250816_L_USB | Nomura WNTN TRND Shares
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000105243 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	8.10%
C000105243 | Fixed Income - Other258620301
Holdings [Line Items]
Percent of Total Investments	72.50%
C000105243 | Equity OptionNOMU WNTN_20250816_L_USB
Holdings [Line Items]
Percent of Total Investments	19.40%
C000105243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000105243 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000105243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.80%